PROSKAUER ROSE LLP

Eleven Times Square

New York, New York 10036

August 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	Dreyfus Investment Funds (811-04813)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Investment Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement ), seeking the approval of shareholders of Dreyfus Mid-Cap Growth Fund (the "Fund"), a series of Dreyfus Funds, Inc. (the "Company"), of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A, Class C, Class I and Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class C, Class I and Class F shareholders of the Fund will receive a number of Class A, Class C, Class I or Class Z shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class C, Class I or Class F Fund shares as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and Fund are advised by The Dreyfus Corporation ("Dreyfus") and the Acquiring Fund is sub-advised by The Boston Company Asset Management, LLC ("TBCAM"), an affiliate of Dreyfus.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Company intends to mail the Prospectus/Proxy Statement in September to the Fund's shareholders of record as of the close of business on August 31, 2017. A special meeting of shareholders is scheduled to be held at Dreyfus' offices on Thursday, November 16, 2017 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it currently is expected to be consummated on or about January 19, 2018.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994). Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and to the independent board members of the funds. These factors include those noted below:

•	Investment Adviser. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund are advised by Dreyfus. The Acquiring Fund is sub-advised by TBCAM, an affiliate thereof. The Fund and the Acquiring Fund are both managed by the same team of portfolio managers employed by Dreyfus and TBCAM. The team consists of John Porter, the lead portfolio manager, Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA. Messrs. Porter, Wakefield and Zeuthen manage the Fund in their capacity as employees of Dreyfus and the Acquiring Fund as employees of TBCAM, the Acquiring Fund's sub-investment adviser. Messrs. Porter, Wakefield and Zeuthen will manage the combined fund as employees of TBCAM if the Reorganization is approved and consummated.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have a similar investment objective and similar investment management policies. The Acquiring Fund seeks long-term growth of capital. The Fund seeks capital appreciation by emphasizing investments in equity securities of mid-cap companies with favorable growth prospects. The Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap U.S. companies. The Acquiring Fund currently considers small-cap and mid-cap companies to be those with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2500TM Growth Index, the Acquiring Fund's benchmark index. The Acquiring Fund's portfolio managers employ a growth-oriented investment style in managing the Acquiring Fund's portfolio, which means the portfolio managers seek to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The Acquiring Fund's portfolio managers focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The Acquiring Fund's portfolio managers focus on individual stock selection using fundamental research instead of trying to predict which industries or sectors will perform best. The Acquiring Fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with market capitalizations within the market capitalization range of companies comprising the Russell Midcap® Growth Index, the Fund's benchmark index. Subject to the 80% limitation, the Fund also may invest in larger or smaller companies if they represent better prospects for capital appreciation. The Fund's portfolio managers also use a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The Fund's portfolio managers use a consistent, bottom-up approach which emphasizes individual stock selection. The Fund's portfolio managers go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet the Fund's investment criteria. The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•	Expense Structure and Expense Ratios. Under its agreement with Dreyfus, the Acquiring Fund has agreed to pay Dreyfus an investment advisory fee at the annual rate of 0.60% of the value of the Acquiring Fund's average daily net assets. Dreyfus, in turn, pays TBCAM for the provision of sub-investment advisory services to the Acquiring Fund. Under its investment advisory agreement with Dreyfus, the Fund has agreed to pay Dreyfus an investment advisory fee at the annual rate of 1.00% of the value of the Fund's average daily net assets up to $30 million, 0.75% of the next $270 million of such assets, 0.70% of the next $200 million of such assets and 0.65% of the Fund's average daily net assets in excess of $500 million. For the past fiscal year, the Fund paid an investment advisory fee at the annual rate of 0.81% of the Fund's average daily net assets. In addition, the Acquiring Fund and the Fund have each agreed to pay Dreyfus an administration fee at the annual rate of 0.06% of the value of the fund's average daily net assets up to $500 million, 0.04% of the next $500 million of such assets and 0.02% of the fund's average daily net assets in excess of $1 billion (but limited to the amount of Dreyfus' costs of providing administrative services to the respective fund). For the fiscal year ended December 31, 2016, the Fund paid Dreyfus an administration fee at the annual rate of 0.06% of the value of the Fund's average daily net assets. For the fiscal year ended September 30, 2016, the Acquiring Fund paid Dreyfus an administration fee at the annual rate of 0.02% of the value of the Acquiring Fund's average daily net assets. The Fund has classified and issued four classes of its shares—Class A, Class C, Class I and Class F shares of common stock. The Acquiring Fund has classified and issued five classes of its shares—Class A, Class C, Class I, Class Y and Class Z shares of beneficial interest. However, since Class Z shares will not be offered until consummation of the Reorganization, none are currently outstanding. There will be no exchange in the Reorganization of Class Y shares of the Acquiring Fund. In addition, each fund is authorized to issue Class T shares, but has no intention of offering Class T shares. Holders of Class A, Class C or Class I shares of the Fund would receive Class A, Class C or Class I shares of the Acquiring Fund, respectively, and holders of Class F shares of the Fund would receive Class Z shares of the Acquiring Fund. The Acquiring Fund's Class A, Class C and Class I shares had a lower total annual expense ratio than the corresponding class of shares of the Fund, and the Acquiring Fund's Class Z shares are estimated to have a lower total annual expense ratio than the Fund's Class F shares, based on the expenses of each fund as of the fund's most recent fiscal year end.. The Acquiring Fund's expense structure, including its class structure and sales loads, and its management and shareholder services fees, will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The funds have differing asset sizes, with the Acquiring Fund having substantially more assets than the Fund. As of June 30, 2017, the Acquiring Fund and the Fund had net assets of approximately $1.1 billion and $137.7 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions. Although the funds have similar investment management policies, their portfolio holdings differ. As a result, in connection with the Reorganization, Dreyfus currently estimates that approximately 41% of the Fund's portfolio securities may be sold by the Fund before consummation of the Reorganization. In addition, the Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by a fund will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has substantially more assets than the Fund. Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

Please telephone the undersigned at 212.969.3381, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein